Equity Compensation Plans (2004 Share Incentive Plan) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2005	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market value of ordinary shares	$ 0.0106	$ 0.0120	$ 0.0495
2004 Share Incentive Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term				10 years
Options outstanding	34,669,372	43,746,700	44,584,700		45,582,700
Total intrinsic value of options exercised in period	$ 0	$ 0	$ 0
2004 Share Incentive Plan [Member] | Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
2004 Share Incentive Plan [Member] | Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				4 years
2004 Share Incentive Plan [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares terminated and unavailable for future grant			185,550,800